Shareholder Report, Line Graph (Details) 197217_Pacer Trendpilot European Index ETF_TF_TSR Annual {TF} - USD ($)												12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2026
Pacer Trendpilot® European Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name												Pacer Trendpilot® European Index ETF NAV
Accumulated Value	$ 12,205	$ 11,521	$ 11,523	$ 9,648	$ 10,316	$ 10,076	$ 10,974	$ 11,938	$ 10,811	$ 9,987	$ 10,000	$ 14,979
Pacer Trendpilot European Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Pacer Trendpilot® European Index
Accumulated Value	13,925	12,964	12,785	10,564	11,189	10,681	11,498	12,310	10,972	10,011	10,000	$ 17,271
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index
Accumulated Value	26,298	23,448	19,806	19,196	19,896	13,691	14,262	13,394	11,830	10,318	10,000	$ 33,966
FTSE Eurozone Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												FTSE Eurozone Index
Accumulated Value	$ 22,198	$ 18,890	$ 17,114	$ 14,624	$ 16,903	$ 11,016	$ 13,163	$ 14,021	$ 11,915	$ 10,274	$ 10,000	$ 27,532